UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07685

FRONTEGRA FUNDS, INC.
(Exact name of registrant as specified in charter)

400 Skokie Blvd.
Suite 500
Northbrook, Illinois 60062
 (Address of principal executive offices) (Zip code)

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois 60062
 (Name and address of agent for service)

(847) 509-9860
Registrant's telephone number, including area code

Date of fiscal year end:  June 30, 2010

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

Frontegra Columbus Core Plus Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES 11.8%
	Americredit Automobile Receivables Trust
$1,630,000	Series 2008-AF, Class A4, 6.960%, 10/14/2014	$ 1,733,815
	Capital One Multi-Asset Execution Trust
1,395,000	Series 2006-A9, Class A9, 0.245%, 05/15/2013	1,394,517
	Chase Issuance Trust
1,545,000	Series 2009-A7, Class A7, 0.680%, 09/17/2012	1,547,305
1,570,000	Series 2005-A13, Class A13, 0.270%, 02/15/2013	1,568,738
	Chrysler Financial Auto Securitization Trust
2,225,000	Series 2009-B, Class A2, 1.150%, 11/08/2011	2,232,248
	Chrysler Financial Automobile TALF
1,010,000	Series 2009-AF, Class A3, 2.820%, 01/15/2016	1,033,815
	Citibank Credit Card Issuance Trust
3,995,000	Series 2006-A6, Class A6, 0.257%, 05/24/2012	3,994,109
	Countrywide Asset-Backed Certficates
3,795,058	Series 2006-S2, Class A3, 5.841%, 07/25/2027	1,211,164
1,628,834	Series 2006-S2, Class A4, 6.091%, 07/25/2027	380,643
904,714	Series 2006-S5, Class A3, 5.762%, 06/25/2035	237,128
1,526,754	Series 2007-S2, Class A6, 5.779%, 05/25/2037	782,336
	Credit Suisse Mortgage Capital Certificates
1,944,528	Series 2009-12R, Class 41A1, 5.250%, 03/27/2037
	(Acquired 10/06/2009, Cost $1,937,236) (b)	1,944,528
	Fifth Third Auto Trust
2,894,925	Series 2008-1, Class A3A, 4.070%, 01/17/2012	2,922,741
	Ford Credit Auto Owner Trust
4,025,000	Series 2009-A, Class A3B, 2.730%, 05/15/2013	4,125,677
2,355,000	Series 2009-D, Class A3, 2.170%, 10/15/2013	2,390,612
	GE Capital Credit Card Master Note Trust
2,450,000	Series 2009-3, Class A, 2.540%, 09/15/2014	2,482,431
	GMAC Mortgage Corporation Loan Trust
1,597,529	Series 2006-HE2, Class A3, 6.320%, 05/25/2036	676,658
2,039,737	Series 2006-HE3, Class A3, 5.805%, 10/25/2036	1,083,570
	GSAA Home Equity Trust
1,272,127	Series 2006-S1, Class 1A1, 0.406%, 01/25/2037	182,423
	Hertz Vehicle Financing LLC
715,000	Series 2005-1A, Class A4, 0.496%, 11/25/2011
	(Acquired 08/21/2008 and 12/10/2008, Cost $681,973) (a)(b)	711,464
880,000	Series 2005-2A, Class A5, 0.496%, 11/25/2011
	(Acquired 08/01/2008 and 12/10/2008, Cost $847,239) (a)(b)	875,647
1,825,000	Series 2009-2A, Class A1, 4.260%, 03/25/2014
	(Acquired 10/16/2009, Cost $1,824,891) (a)(b)	1,878,515

	Home Equity Mortgage Trust
1,440,000	Series 2005-5, Class A1F2, 5.150%, 04/25/2036	258,883
4,432,474	Series 2006-5, Class A1, 5.500%, 01/25/2037	461,119
	Hyundai Auto Receivables Trust
4,140,000	Series 2009-A, Class A3, 2.030%, 08/15/2013	4,200,482
	Keystone Owner Trust
6,224	Series 1998-P1, Class M1, 7.530%, 05/25/2025
	(Acquired 12/10/2008, Cost $5,621) (b)	6,035
	Mid-State Trust
918,722	Series 11, Class A1, 4.864%, 07/15/2038	830,578
	MSCC Heloc Trust
1,508,943	Series 2007-1, Class A, 0.346%, 12/25/2031	772,168
	Residential Funding Mortgage Securities
170,883	Series 2005-HS1, Class AI2, 4.660%, 09/25/35	157,406
524,213	Series 2003-HS1, Class AI6, 3.830%, 02/25/2033	453,176
630,000	Series 2005-HS1, Class AI4, 5.110%, 09/25/2035	141,067
1,715,893	Series 2006-HSA1, Class A3, 5.230%, 02/25/2036	707,774
1,391,780	Series 2006-HSA1, Class A4, 5.490%, 02/25/2036	229,274
1,942,406	Series 2006-HSA1, Class A5, 5.310%, 02/25/2036	874,254
688,305	Series 2006-HSA2, Class AI2, 5.500%, 03/25/2036	643,030
1,160,000	Series 2006-HSA2, Class AI3, 5.550%, 03/25/2036	474,921
820,000	Series 2006-HSA2, Class AI4, 5.810%, 03/25/2036	93,054
	SACO I Trust
1,022,214	Series 2006-9, Class A1, 0.396%, 08/25/2036	181,897
	SLM Student Loan Trust
1,510,258	Series 2008-1, Class A1, 0.481%, 07/25/2013	1,511,471
3,891,977	Series 2008-2, Class A1, 0.549%, 01/25/2015	3,894,208
	Total Asset Backed Securities
	(Cost $54,442,892)	51,280,881

	CORPORATE BONDS 21.4%
	Airlines 1.3%
	Northwest Airlines, Inc.
4,303,892	7.027%, 11/01/2019	4,045,658
	United Airlines
1,899,132	6.636%, 07/02/2022	1,756,697
		5,802,355
	Commercial Banks 1.1%
	Manufacturers & Traders Trust Co.
1,860,000	5.629%, 12/01/2021	1,695,267
	Marshall & Ilsley Bank
3,405,000	0.522%, 12/04/2012 (a)	3,025,543
		4,720,810
	Consumer Finance 1.6%
	Ford Motor Credit Co.
1,540,000	8.000%, 12/15/2016	1,622,580
1,605,000	8.125%, 01/15/2020	1,683,598
	GMAC, Inc.
1,767,000	6.750%, 12/01/2014	1,758,165
1,955,000	8.300%, 02/12/2015
	(Acquired 02/09/2010 and 03/04/2010, Cost $1,945,527) (b)	2,052,750
		7,117,093
	Depository Credit Intermediation 0.7%
	Lloyds TSB Bank PLC
1,420,000	5.800%, 01/13/2020
	(Acquired 01/05/2010 and 03/04/2010, Cost $1,415,331) (b)(c)	1,385,477

	Diversified Financial Services 4.6%
	Bank of America Corp.
1,340,000	6.500%, 08/01/2016	1,448,533
1,730,000	5.750%, 12/01/2017	1,773,724
2,975,000	7.625%, 06/01/2019	3,402,993
	Capital One Bank
1,260,000	8.800%, 07/15/2019	1,522,405
	Citigroup, Inc.
4,825,000	8.500%, 05/22/2019	5,631,672
	JPMorgan Chase & Co.
1,995,000	4.950%, 03/25/2020	1,977,971
	Lehman Brothers Holdings
7,000,000	6.875%, 05/02/2018
	(Acquired 09/16/2008, Cost $2,343,205) (e)	1,653,750
	Morgan Stanley
4,490,000	5.500%, 01/26/2020	4,391,844
		21,802,892
	Diversified Telecommunication Services 0.3%
	Qwest Corp.
1,515,000	7.125%, 11/15/2043	1,367,288

	Electric Power Generation, Transmission and Distribution 0.2%
	Selkirk Cogen Funding Corp.
884,040	8.980%, 06/26/2012	915,414

	Electric Utilities 2.0%
	AES Eastern Energy
1,235,524	9.000%, 01/02/2017	1,272,590
2,875,000	9.670%, 01/02/2029	3,115,781
	Indianapolis Power & Light Co.
1,100,000	6.050%, 10/01/2036
	(Acquired Multiple Dates, Cost $1,061,256) (b)	1,076,276
	Mackinaw Power LLC
1,147,297	6.296%, 10/31/2023
	(Acquired Multiple Dates, Cost $1,108,497) (b)	1,146,551
	Tenaska Gateway Partners Ltd.
546,404	6.052%, 12/30/2023
	(Acquired 05/31/2007 and 08/03/2007, Cost $546,404) (b)	544,022
	Windsor Financing LLC
1,715,524	5.881%, 07/15/2017
	(Acquired Multiple Dates, Cost $1,548,324) (b)	1,357,700
		8,512,920
	Industrial Consumer Services 0.3%
	ERAC USA Finance Company
980,000	6.375%, 10/15/2017
	(Acquired 10/23/2008 and 12/10/2008, Cost $743,315) (b)	1,060,314

	Insurance 4.3%
	AIG, Inc.
2,020,000	4.250%, 05/15/2013	1,982,796
	AIG Sunamerica
280,000	1.242%, 07/26/2010	277,200
	AIG Sunamerica Global Financial
3,760,000	6.300%, 05/10/2011
	(Acquired Multiple Dates, Cost $3,607,429) (b)	3,872,390
1,090,000	6.900%, 03/15/2032
	(Acquired 02/23/2010, Cost $1,013,964) (b)	1,063,509
	Genworth Global Funding
430,000	5.250%, 05/15/2012	446,551
2,590,000	5.875%, 05/03/2013
	(Acquired 02/10/2010, Cost $2,605,132) (b)	2,643,116
	Hartford Financial Services Group, Inc.
2,785,000	4.000%, 03/30/2015	2,758,994
	Jackson National Life Global Funding
830,000	5.375%, 05/08/2013
	(Acquired 05/01/2008 and 12/10/2008, Cost $825,051) (b)	886,684
	Lincoln National Corp.
1,270,000	6.250%, 02/15/2020	1,324,250
	Monumental Global Funding
1,605,000	5.500%, 04/22/2013
	(Acquired Multiple Dates, Cost $1,603,476) (b)	1,709,856
885,000	5.250%, 01/15/2014
	(Acquired 05/06/2009 and 06/10/2009, Cost $832,063) (b)	941,143
	Nationwide Life Global Fund
795,000	5.450%, 10/02/2012
	(Acquired 09/25/2007 and 12/10/2008, Cost $793,138) (b)	818,986
		18,725,475
	Metals & Mining 0.9%
	Alcoa, Inc.
2,275,000	5.950%, 02/01/2037	1,865,334
	Arcelormittal SA Luxembourg
1,070,000	6.125%, 06/01/2018	1,123,186
	U.S. Steel Corp.
835,000	7.000%, 02/01/2018	822,475
		3,810,995
	Multi-Utilities & Unregulated Power 2.2%
	Borger Energy Funding
2,483,572	7.260%, 12/31/2022
	(Acquired 08/14/2008 and 12/10/2008, Cost $2,395,246) (b)	2,328,348
	Homer City Funding LLC
3,883,594	8.734%, 10/01/2026	3,728,250
	Indiantown Cogeneration LP
2,680,000	9.770%, 12/15/2020	2,888,022
	Kiowa Power Partners LLC
584,512	4.811%, 12/30/2013
	(Acquired 11/19/2004 and 08/03/2007, Cost $582,251) (b)	584,956
		9,529,576
	Oil, Gas & Consumable Fuels 0.8%
	El Paso Corp.
670,000	7.000%, 06/15/2017	683,794
	USX Marathon Group
665,000	8.125%, 07/15/2023	855,286
	Valero Energy Corp.
1,545,000	6.125%, 02/01/2020	1,545,391
350,000	6.625%, 06/15/2037	332,870
		3,417,341
	Other Financial Investment Activities 0.7%
	ASIF Global Financing XIX
2,950,000	4.900%, 01/17/2013
	(Acquired Multiple Dates, Cost $2,861,431) (b)	2,982,878

	Other Investment Pools and Funds 0.4%
	Prudential Holdings LLC
1,010,000	7.245%, 12/18/2023
	(Acquired 02/11/2010, Cost $1,099,668) (b)	1,082,861
390,000	8.695%, 12/18/2023
	(Acquired Multiple Dates, Cost $453,883) (b)	449,288
		1,532,149
	Total Corporate Bonds
	(Cost $87,824,834)	92,682,977

	MORTGAGE BACKED SECURITIES 20.4%
	Bank of America Commercial Mortgage, Inc.
3,935,000	Series 2006-3, Class A4, 5.889%, 07/10/2044	3,854,218
4,440,000	Series 2009-UB1, Class A4, 5.621%, 06/24/2050
	(Acquired 06/18/2009 and 07/07/2009, Cost $3,656,098) (b)	4,554,584
	CitiMortgage Alternative Loan Trust
1,946,319	Series 2007-A4, Class 2A1, 5.500%, 04/25/2022	1,595,069
	Credit Suisse First Boston Mortgage Securities Corp.
322,304	Pool # 2005-10, 5.000%, 09/25/2015	320,592
68,105	Pool # 2003-1, 7.000%, 02/25/2033	69,867
	Credit Suisse Mortgage
2,625,000	Pool #2009-RR1, 5.383%, 11/15/2016
	(Acquired 07/09/2009 and 12/29/2009, Cost $2,143,703) (b)	2,515,039
	FHLMC REMIC (f)
9,149,171	Series 3609, 4.000%, 12/15/2024	9,534,497
374,570	Series 2750, 4.000%, 05/15/2026	378,877
	FNMA Pool (f)
4,662,005	Pool #MA0357, 4.000%, 04/25/2019	4,840,193
4,714,381	Pool #931711, 4.000%, 08/25/2019	4,894,571
2,426,757	Pool #MA0174, 4.000%, 09/25/2019	2,519,511
5,362,513	Pool #MA0235, 4.000%, 09/25/2019	5,567,475
4,634,218	Pool #932108, 4.000%, 11/25/2019	4,811,344
7,000,000	Pool #MA0380, 4.000%, 05/25/2020	7,267,549
15,837,451	Pool #MA0235, 4.000%, 06/25/2020	16,442,779
728,873	Pool #464398, 5.970%, 01/25/2040
564,128	Pool #464400, 5.970%, 01/25/2040	1,344,366
	FNMA REMIC (f)
67,846	Series 1994-3, Class PL, 5.500%, 01/25/2024	73,383
	GS Mortgage Securities Corp. II
2,850,530	Series 2007-EOP, Class A1, 0.318%, 03/06/2020
	(Acquired Multiple Dates, Cost $2,797,618) (a)(b)	2,750,379
	LB-UBS Commercial Mortgage Trust
1,280,000	Series 2007-C2, Class A3, 5.430%, 02/15/2040	1,231,787
	Master Asset Securitization Trust
241,348	Pool # 2004-3, 4.750%, 01/25/2014	242,480
	Morgan Stanley Mortgage Loan Trust
771,984	Series 2006-7, 5.000%, 06/25/2021	680,552
	Morgan Stanley REMIC Trust
4,045,000	Series 2009-GG10, Class A4A, 5.805%, 08/12/2045
	(Acquired 01/04/2010 and 01/25/2010, Cost $3,784,247) (b)	4,082,484
	Residential Accredit Loans, Inc.
1,050,036	Series 2005-QS3, Class A1, 5.000%, 03/25/2020	975,381
1,157,364	Series 2004-QS4, Class A1, 4.350%, 03/25/2034	1,073,646
	Wachovia Bank Commercial Mortgage Trust
2,417,848	Series 2003-C7, Class A1, 4.241%, 10/15/2035
	(Acquired 12/04/2009 and 12/29/2009, Cost $2,435,644) (b)	2,451,342
1,220,000	Series 2006-C23, Class A4, 5.418%, 01/15/2045	1,236,706
	Wells Fargo Alternative Loan Trust
1,736,953	Series 2007-PA3, Class 6A1, 5.500%, 07/25/2022	1,423,487
	Wells Fargo Mortgage Backed Securities Trust
1,861,963	Pool # 2006-3, 5.500%, 03/25/2036	1,784,563
	Total Mortgage Backed Securities
	(Cost $86,147,508)	88,516,721

	INSTITUTIONAL TERM LOANS 0.0%
	Chrysler LLC
7,142,756	4.290%, 08/03/2013
	(Acquired 08/13/2008 and 08/15/2008, Cost $3,428,631) (e)	44,642
	Total Institutional Term Loans
	(Cost $3,428,631)	44,642
Number of Shares			Value
		PREFERRED STOCKS 0.1%
		Thrifts & Mortgage Finance 0.1%
169,732		Fannie Mae
		8.250%, 12/31/2010 (a)(d)(f)	215,560
141,065		Freddie Mac
		8.375%, 12/31/2012 (a)(d)(f)	179,152
		Total Preferred Stocks
		(Cost $4,155,967)	394,712

Principal Amount			Value
		U.S. TREASURY OBLIGATIONS 42.8%
		United States Treasury Notes 36.2%
$69,870,000		0.875%, 05/31/2011	70,170,232
28,580,000		0.875%, 01/31/2012	28,546,504
54,175,000		0.875%, 02/29/2012	54,062,858
4,385,000		2.500%, 03/31/2015	4,372,678
			157,152,272
		United States Treasury Strip 6.6%
124,395,000		Principal only, 02/15/2040	28,451,873
		Total U.S. Treasury Obligations
		(Cost $186,053,760)	185,604,145

		SHORT TERM INVESTMENTS 6.4%
		Commercial Paper 5.9%
25,630,000		U.S. Bank, N.A., 0.000%, 04/01/2010	25,630,000

		Variable Rate Demand Notes 0.5%
2,320,944		American Family Financial Services, Inc., 0.100% (g)	2,320,944

		Total Short-Term Investments
		(Cost $27,950,944)	27,950,944

		Total Investments 102.9%
		(Cost $450,004,536)	446,475,022

		Liabilities in Excess of Other Assets (2.9)%	(12,664,919)

		TOTAL NET ASSETS 100.0%	$ 433,810,103

	(a)	Adjustable Rate.
	(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.  The total value of  these securities amounted to $49,757,122 (11.5% of net assets) at March 31, 2010.

	(c)	U.S.-dollar denominated security of a foreign issuer.
	(d)	Non-Income Producing.
	(e)	Security is in default.
	(f)	Entity under conservatorship of the federal government
	(g)	Variable rate demand notes are considered short-term obligations and are payable upon demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2010.

		The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

		Cost of investments	$ 450,004,536
		Gross unrealized appreciation	9,603,615
		Gross unrealized depreciation	(13,133,129)
		Net unrealized depreciation	$ (3,529,514)

		*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
		For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
		section in the Fund's most recent semi-annual or annual report.

Frontegra Columbus Core Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Principal Amount			Value
		ASSET BACKED SECURITIES 12.1%
		Americredit Automobile Receivables Trust
$ 355,000		Series 2008-AF, Class A4, 6.960%, 10/14/2014	$ 377,610
		Capital One Multi-Asset Execution Trust
235,000		Series 2006-A9, Class A9, 0.245%, 05/15/2013	234,919
		Chase Issuance Trust
230,000		Series 2009-A7, Class A7, 0.680%, 09/17/2012	230,343
260,000		Series 2005-A13, Class A13, 0.270%, 02/15/2013	259,791
		Chrysler Financial Auto Securitization Trust
360,000		Series 2009-B, Class A2, 1.150%, 11/08/2011	361,173
		Chrysler Financial Automobile TALF
120,000		Series 2009-AF, Class A3, 2.820%, 01/15/2016	122,829
		Citibank Credit Card Issuance Trust
635,000		Series 2006-A6, Class A6, 0.257%, 05/24/2012	634,858
		Credit Suisse Mortgage Capital Certificates
298,268		Series 2009-12R, Class 41A1, 5.250%, 03/27/2037
		(Acquired 10/06/2009, Cost $297,149) (b)	298,268
		Fifth Third Auto Trust
481,901		Series 2008-1, Class A3A, 4.070%, 01/17/2012	486,532
		Ford Credit Auto Owner Trust
550,000		Series 2009-A, Class A3B, 2.730%, 05/15/2013	563,757
375,000		Series 2009-D, Class A3, 2.170%, 10/15/2013	380,671
		GE Capital Credit Card Master Note Trust
385,000		Series 2009-3, Class A, 2.540%, 09/15/2014	390,096
		Hertz Vehicle Financing LLC
135,000		Series 2005-1A, Class A4, 0.496%, 11/25/2011
		(Acquired 08/21/2008, Cost $130,000) (a)(b)	134,332
200,000		Series 2005-2A, Class A5, 0.496%, 11/25/2011
		(Acquired 08/01/2008, Cost $194,284) (a)(b)	199,011
280,000		Series 2009-2A, Class A1, 4.260%, 03/25/2014
		(Acquired 10/16/2009, Cost $279,983) (a)(b)	288,211
		Hyundai Auto Receivables Trust
640,000		Series 2009-A, Class A3, 2.030%, 08/15/2013	649,350
		Keystone Owner Trust
28,009		Series 1998-P1, Class M1, 7.530%, 05/25/2025
		(Acquired 04/22/2003, Cost $28,610)(b)	27,156
		Mid-State Trust
244,660		Series 11, Class A1, 4.864%, 07/15/2038	221,187
		Sears Credit Account Master Trust
445,000		Series 2002-3, Class A, 1.000%, 05/17/2016	441,578
		SLM Student Loan Trust
249,899		Series 2008-1, Class A1, 0.481%, 07/25/2013	250,099
643,253		Series 2008-2, Class A1, 0.549%, 01/25/2015	643,622
		Total Asset Backed Securities
		(Cost $8,171,539)	7,195,393

		CORPORATE BONDS 20.6%
		Airlines 1.0%
		Northwest Airlines, Inc.
647,792		7.027%, 05/01/2019	608,925

		Commercial Banks 1.7%
		Manufacturers & Traders Trust Co.
335,000		5.629%, 12/01/2021	305,331
		Marshall & Ilsley Bank
570,000		0.522%, 12/04/2012(a)	506,479
		Wells Fargo Bank
200,000		5.750%, 05/16/2016	215,837
			1,027,647
		Construction Materials 0.1%
		Lafarge Coppee SA
70,000		6.500%, 07/15/2016	74,110

		Depository Credit Intermediation 1.2%
		Lloyds TSB Bank PLC
240,000		5.800%, 01/13/2020
		(Acquired 01/05/2010 and 03/04/2010, Cost $239,259) (b)(d)	234,165
		Wachovia Corp.
385,000		5.625%, 10/15/2016	405,730
			639,895
		Diversified Financial Services 4.7%
		Bank of America Corp.
225,000		6.500%, 08/01/2016	243,224
80,000		5.750%, 12/01/2017	82,022
485,000		7.625%, 06/01/2019	554,774
		Capital One Bank
155,000		8.800%, 07/15/2019	187,280
		Citigroup, Inc.
660,000		8.500%, 05/22/2019	770,343
		JPMorgan Chase & Co.
280,000		5.150%, 10/01/2015	295,492
230,000		4.950%, 03/25/2020	228,037
		Morgan Stanley
525,000		5.500%, 01/26/2020	513,523
			2,874,695
		Electric Utilities 2.3%
		Bruce Mansfield Unit
396,706		6.850%, 06/01/2034	412,971
		Entergy Arkansas, Inc.
175,000		5.000%, 07/01/2018	168,679
		Indianapolis Power & Light Co.
165,000		6.050%, 10/01/2036
		(Multiple Dates, Cost $152,330)(b)	161,441
		Mackinaw Power LLC
126,508		6.296%, 10/31/2023
		(Multiple Dates, Cost $116,947)(b)	126,426
		Ohio Power Co.
60,000		6.000%, 06/01/2016	65,764
		Oncor Electric Delivery Co. LLC
365,000		7.000%, 09/01/2022	416,100
			1,351,381
		Industrial Consumer Services 0.5%
		ERAC USA Finance Company
280,000		6.375%, 10/15/2017
		(Acquired 10/21/2008 and 10/23/2008, Cost $213,913)(b)	302,947

		Insurance 4.9%
		AIG Sunamerica Global Financial
250,000		6.300%, 05/10/2011
		(Acquired 09/30/2009, Cost $247,544) (b)	257,473
185,000		6.900%, 03/15/2032
		(Acquired 02/23/2010, Cost $172,095)(b)	180,504
		Farmers Insurance Exchange
230,000		6.000%, 08/01/2014
		(Acquired 07/15/2009, Cost $197,302)(b)	218,409
		Genworth Global Funding
450,000		5.875%, 05/03/2013
		(Acquired 11/25/2008 and 01/20/2009, Cost $321,024)(b)	459,228
		Hartford Financial Services Group, Inc.
390,000		4.000%, 03/30/2015	386,358
		Jackson National Life Global Funding
235,000		5.375%, 05/08/2013
		(Acquired Multiple Dates, Cost $235,428)(b)	251,049
		Lincoln National Corp.
170,000		6.250%, 02/15/2020	177,262
		Monumental Global Funding
390,000		5.500%, 04/22/2013
		(Acquired Multiple Dates, Cost $393,270)(b)	415,479
135,000		5.250%, 01/15/2014
		(Acquired 06/10/2009 and 09/30/2009, Cost $130,014)(b)	143,564
		Nationwide Life Global Fund
425,000		5.450%, 10/02/2012
		(Acquired 09/25/2007 and 09/30/2009, Cost $423,449)(b)	437,823
			2,927,149
		Multi-Utilities & Unregulated Power 0.3%
		Kiowa Power Partners LLC
163,858		4.811%, 12/30/2013
		(Acquired Multiple Dates, Cost $163,639)(a)(b)	163,983

		Nondepository Credit Intermediation 0.6%
		Merey Sweeny LP
339,098		8.850%, 12/18/2019
		(Acquired 01/19/2010, Cost $389,640)(b)	385,859

		Oil and Gas Extraction 1.4%
		Devon OEI Operating, Inc.
345,000		7.500%, 09/15/2027	395,993
		Kerr-Mcgee Corp.
370,000		6.950%, 07/01/2024	411,572
			807,565
		Other Financial Investment Activities 0.8%
		ASIF Global Financing XIX
495,000		4.900%, 01/17/2013
		(Acquired Multiple Dates, Cost $486,271)(b)	500,517

		Other Investment Pools and Funds 0.7%
		Prudential Holdings LLC
360,000		8.695%, 12/18/2023
		(Acquired 01/06/2010, Cost $421,754)(b)	414,727

		Petroleum and Coal Products Manufacturing 0.4%
		Valero Energy Corp.
255,000		6.125%, 02/01/2020	255,064

		Total Corporate Bonds
		(Cost $11,724,235)	12,334,464

		MORTGAGE BACKED SECURITIES 21.2%
		Bank of America Commercial Mortgage, Inc.
385,000		Series 2006-3, Class A4, 5.889%, 07/10/2044	377,096
725,000		Series 2009-UB1, Class A4, 5.621%, 06/24/2050
		(Acquired Multiple Dates, Cost $609,251)(b)	743,710
		CitiMortgage Alternative Loan Trust
1,082,253		Series 2007-A7, Class 3A1, 5.750%, 07/25/2022	895,564
		Credit Suisse First Boston Mortgage Securities Corp.
85,316		Pool # 2005-10, 5.000%, 09/25/2015	84,862
19,421		Pool # 2003-1, 7.000%, 02/25/2033	19,923
		FHLMC REMIC (c)
1,571,494		Series 3609, 4.000%, 12/15/2024	1,637,679
56,621		Series 2750, 4.000%, 05/15/2026	57,272
		FNMA Pool (c)
27,785		Pool #735065, 4.498%, 08/25/2013	29,288
644,745		Pool #MA0357, 4.000%, 04/25/2019	669,388
621,974		Pool #931711, 4.000%, 08/25/2019	645,747
256,897		Pool #MA0174, 4.000%, 09/25/2019	266,716
604,669		Pool #932108, 4.000%, 11/25/2019	627,780
670,709		Pool #MA0235, 4.000%, 09/25/2019	696,345
2,293,095		Pool #MA0298, 4.000%, 01/25/2020	2,380,741
985,000		Pool #MA0380, 4.000%, 05/25/2020	1,022,648
124,807		Pool #464398, 5.970%, 01/25/2040	129,765
94,853		Pool #464400, 5.970%, 01/25/2040	98,622
		GS Mortgage Securities Corp. II
482,702		Series 2007-EOP, Class A1, 0.318%, 03/06/2020
		(Acquired 09/17/2007 and 04/22/2008, Cost $475,153)(a)(b)	465,743
		LB-UBS Commercial Mortgage Trust
125,000		Series 2007-C2, Class A3, 5.430%, 02/15/2040	120,292
		Master Asset Securitization Trust
63,768		Pool # 2004-3, 4.750%, 01/25/2014	64,067
		Morgan Stanley REMIC Trust
675,000		Series 2009-GG10, Class A4A, 5.805%, 08/12/2045
		(Acquired 01/04/2010 and 01/25/2010, Cost $631,056)(b)	681,255
		Residential Accredit Loans, Inc.
242,640		Series 2004-QS4, Class A1, 4.350%, 03/25/2034	225,089
		Residential Asset Securitization Trust
154,590		Series 2003-A6, Class A1, 4.500%, 07/25/2033	149,369
		Wachovia Bank Commercial Mortgage Trust
205,000		Series 2006-C23, Class A4, 5.418%, 01/15/2045	207,807
291,307		Series 2003-C7, Class A1, 4.241%, 10/15/2035
		(Acquired 12/04/2009, Cost $293,522)(b)	295,342
		Total Mortgage Backed Securities
		(Cost $11,351,567)	12,592,110

		U.S. TREASURY OBLIGATIONS 38.2%
		United States Treasury Notes 31.6%
6,880,000		0.875%, 05/31/2011	6,909,563
3,895,000		0.875%, 01/31/2012	3,890,435
7,395,000		0.875%, 02/29/2012	7,379,692
590,000		2.500%, 03/31/2015	588,342
			18,768,032
		United States Treasury Strip 6.6%
17,040,000		Principal only, 02/15/2040	3,897,423

		Total U.S. Treasury Obligations
		(Cost $22,701,357)	22,665,455

		SHORT TERM INVESTMENTS 7.5%
		Commercial Paper 7.5%
4,430,000		U.S. Bank, N.A., 0.000%, 04/01/2010	4,430,000

		Total Short Term Investments
		(Cost $4,430,000)	4,430,000

		Total Investments 99.6%
		(Cost $58,378,698)	59,217,422

		Other Assets in Excess of Liabilities 0.4%	225,952

		TOTAL NET ASSETS 100.0%	$ 59,443,374

	(a)	Adjustable Rate.
	(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.  The total value of  these securities amounted to $7,786,622 (13.1% of net assets) at March 31, 2010.

	(c)	Entity under conservatorship of the federal government.
	(d)	U.S.-dollar denominated security of a foreign issuer.

		The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

		Cost of investments	$ 58,378,698
		Gross unrealized appreciation	994,369
		Gross unrealized depreciation	(155,645)
		Net unrealized appreciation	$ 838,724

		*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
		For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
		section in the Fund's most recent semi-annual or annual report.

Frontegra IronBridge Small Cap Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 97.1%
	Aerospace & Defense 3.7%
81,943	Esterline Technologies Corp. (a)	$ 4,050,442
134,753	Moog Inc. - Class A (a)	4,772,951
125,551	Orbital Sciences Corp. (a)	2,386,725
58,147	Triumph Group, Inc.	4,075,523
		15,285,641
	Apparel Retail 0.9%
100,230	The Buckle, Inc.	3,684,455

	Biotechnology 4.2%
110,577	Cepheid, Inc. (a)	1,932,886
349,566	Exelixis, Inc. (a)	2,121,866
164,173	Isis Pharmaceuticals, Inc. (a)	1,792,769
180,548	Luminex Corp. (a)	3,038,623
96,060	Martek Biosciences Corp. (a)	2,162,311
73,569	Metabolix, Inc. (a)	896,071
59,400	Myriad Genetics, Inc. (a)	1,428,570
63,541	Onyx Pharmaceuticals, Inc. (a)	1,924,022
34,078	Techne Corp.	2,170,428
		17,467,546
	Building Products 1.5%
224,568	Apogee Enterprises, Inc.	3,550,420
73,903	Universal Forest Products, Inc.	2,846,744
		6,397,164
	Capital Markets 2.9%
161,489	Jefferies Group, Inc.	3,822,445
184,817	Knight Capital Group, Inc. - Class A (a)	2,818,459
54,661	Stifel Financial Corp. (a)	2,938,029
64,709	Waddell & Reed Financial, Inc.	2,332,112
		11,911,045
	Chemicals 4.7%
63,697	Arch Chemicals, Inc.	2,190,540
88,494	Cabot Corp.	2,690,218
71,239	FMC Corp.	4,312,809
52,930	Lubrizol Corp.	4,854,739
140,874	Methanex Corp. (b)	3,424,647
38,671	Minerals Technologies, Inc.	2,004,705
		19,477,658
	Commercial Banks 5.8%
131,402	Columbia Banking System, Inc.	2,668,774
117,416	Cullen/Frost Bankers, Inc.	6,551,813
159,555	First Midwest Bancorp, Inc.	2,161,970
164,080	Glacier Bancorp, Inc.	2,498,938
57,993	IBERIABANK Corp.	3,480,160
341,262	National Penn Bancshares, Inc.	2,354,708
161,436	TCF Financial Corp.	2,573,290
35,635	Westamerica Bancorporation	2,054,358
		24,344,011
	Commercial Services & Supplies 1.7%
44,574	PICO Holdings, Inc. (a)	1,657,707
12,740	Strayer Education, Inc.	3,102,445
104,477	Tetra Tech, Inc. (a)	2,407,150
		7,167,302
	Communications Equipment 2.7%
71,395	Polycom, Inc. (a)	2,183,259
83,690	Riverbed Technology, Inc. (a)	2,376,796
357,285	Tekelec (a)	6,488,296
		11,048,351
	Computers & Peripherals 1.0%
151,377	Synaptics, Inc. (a)	4,179,519

	Construction & Engineering 1.5%
98,980	Insituform Technologies, Inc. (a)	2,633,858
295,665	MasTec, Inc. (a)	3,728,335
		6,362,193
	Consumer Electronics 0.6%
109,908	Universal Electronics, Inc. (a)	2,455,345

	Distributors 0.8%
95,752	Wausau Paper Corp. (a)	817,722
70,223	WESCO International, Inc. (a)	2,437,440
		3,255,162
	Diversified Financial Services 0.5%
67,859	GATX Corp.	1,944,160

	Electric Utilities 2.3%
206,778	Black Hills Corp.	6,275,712
62,455	ITC Holdings Corp.	3,435,025
		9,710,737
	Electrical Equipment 1.6%
48,499	American Superconductor Corp. (a)	1,401,621
131,818	Thomas & Betts Corp. (a)	5,172,538
		6,574,159
	Electronic Equipment & Instruments 5.7%
243,826	Daktronics, Inc.	1,857,954
28,380	Dionex Corp. (a)	2,122,256
144,836	FLIR Systems, Inc. (a)	4,084,375
29,500	Itron, Inc. (a)	2,140,815
188,539	National Instruments Corp.	6,287,776
84,355	Rofin-Sinar Technologies, Inc. (a)	1,908,110
110,344	ScanSource, Inc. (a)	3,175,700
79,715	Trimble Navigation Ltd. (a)	2,289,415
		23,866,401
	Energy Equipment & Services 2.7%
85,268	Atwood Oceanics, Inc. (a)	2,952,831
66,904	Oceaneering International, Inc. (a)	4,247,735
93,440	Unit Corp. (a)	3,950,643
		11,151,209
	Food Products 1.5%
157,054	Corn Products International, Inc.	5,443,492
65,460	Imperial Sugar Co.	1,015,285
		6,458,777
	Gas Utilities 3.3%
105,088	AGL Resources, Inc.	4,061,651
180,831	Southern Union Co.	4,587,683
191,705	UGI Corp.	5,087,851
		13,737,185
	General Merchandise 1.8%
130,480	Casey's General Stores, Inc.	4,097,072
270,411	Fred's, Inc. - Class A	3,239,524
		7,336,596
	Health Care Equipment & Supplies 2.9%
67,001	Gen-Probe, Inc. (a)	3,350,050
37,779	IDEXX Laboratories, Inc. (a)	2,174,181
96,353	Illumina, Inc. (a)	3,748,131
98,394	ZOLL Medical Corp. (a)	2,593,666
		11,866,028
	Health Care Providers & Services 3.8%
46,419	Cerner Corp. (a)	3,948,400
56,350	LifePoint Hospitals, Inc. (a)	2,072,553
48,430	MWI Veterinary Supply, Inc. (a)	1,956,572
166,387	Owens & Minor, Inc.	7,718,693
		15,696,218
	Hotels, Restaurants & Leisure 0.7%
69,209	WMS Industries, Inc. (a)	2,902,625

	Household Durables 3.2%
162,809	AptarGroup, Inc.	6,406,534
122,740	KB Home	2,055,895
45,838	Snap-On, Inc.	1,986,619
58,515	Tupperware Brands Corp.	2,821,593
		13,270,641
	Industrial Conglomerates 2.4%
29,036	Alleghany Corp. (a)	8,443,768
47,178	Raven Industries, Inc.	1,391,279
		9,835,047
	Insurance 3.2%
159,622	American Financial Group, Inc.	4,541,246
131,418	Argo Group International Holdings Ltd. (b)	4,282,913
35,275	RLI Corp.	2,011,380
186,721	Stewart Information Services Corp.	2,576,750
		13,412,289
	Internet & Catalog Retail 1.0%
56,107	Netflix, Inc. (a)	4,137,330

	Leisure Equipment & Products 0.5%
246,072	Callaway Golf Co.	2,170,355

	Life Sciences Tools & Services 0.5%
145,686	Bruker Corp. (a)	2,134,300

	Machinery 3.3%
122,236	Astec Industries, Inc. (a)	3,539,955
65,735	IDEX Corp.	2,175,829
58,043	Kaydon Corp.	2,182,417
38,948	Lincoln Electric Holdings, Inc.	2,116,045
44,768	Valmont Industries, Inc.	3,708,134
		13,722,380
	Marine 1.3%
162,163	Alexander & Baldwin, Inc.	5,359,487

	Metals & Mining 1.7%
96,799	Carpenter Technology Corp.	3,542,843
253,892	Graftech International Ltd. (a)	3,470,704
		7,013,547
	Multiline Retail 1.2%
142,910	Big Lots, Inc. (a)	5,204,782

	Multi-Utilities & Unregulated Power 1.3%
270,970	Avista Corp.	5,611,789

	Oil & Gas 2.6%
106,943	Cabot Oil & Gas Corp.	3,935,502
156,904	Swift Energy Co. (a)	4,823,229
179,978	Tesco Corp. (a)(b)	2,100,343
		10,859,074
	Real Estate 5.8%
51,760	Alexandria Real Estate Equities, Inc.	3,498,976
153,440	Corporate Office Properties Trust	6,157,547
137,024	Mid-America Apartment Communities, Inc.	7,096,473
60,890	Potlatch Corp.	2,133,586
139,110	Redwood Trust, Inc.	2,145,076
99,034	The St. Joe Co. (a)	3,203,750
		24,235,408
	Semiconductor & Semiconductor Equipment 3.6%
397,072	Cypress Semiconductor Corp. (a)	4,566,328
160,821	Semtech Corp. (a)	2,803,110
189,230	Skyworks Solutions, Inc. (a)	2,951,988
112,771	Standard Microsystems Corp. (a)	2,625,309
58,585	Varian Semiconductor Equipment Associates, Inc. (a)	1,940,335
		14,887,070
	Software 3.0%
98,677	Informatica Corp. (a)	2,650,464
110,827	Jack Henry & Associates, Inc.	2,666,497
165,708	Parametric Technology Corp. (a)	2,991,029
62,394	Progress Software Corp. (a)	1,961,044
48,060	Sybase, Inc. (a)	2,240,557
		12,509,591
	Specialty Retail 1.5%
109,265	Tractor Supply Co.	6,342,833

	Telephone Communications 0.5%
283,481	TeleCommunication Systems, Inc. (a)	2,077,916

	Textiles, Apparel & Luxury Goods 0.5%
71,659	Wolverine World Wide, Inc.	2,089,576

	Thrifts & Mortgage Finance 1.2%
242,462	Provident Finanical Services, Inc.	2,885,298
100,470	Washington Federal, Inc.	2,041,550
		4,926,848
	Total Common Stocks
	(Cost $338,368,475)	404,079,750

	EXCHANGE TRADED FUND - 0.5%
31,179	iShares Russell 2000 Index Fund	2,114,248

	Total Exchange Traded Fund
	(Cost $1,417,772)	2,114,248

Principal Amount		Value
	SHORT TERM INVESTMENTS 2.2%
	Commercial Paper 2.2%
$9,195,000	U.S. Bank, N.A., 0.000%, 04/01/2010	$ 9,195,000

	Total Short-Term Investments
	(Cost $9,195,000)	9,195,000

	Total Investments 99.8%
	(Cost $348,981,247)	415,388,998

	Other Assets in Excess of Liabilities 0.2%	859,550

	TOTAL NET ASSETS 100.0%	$ 416,248,548

(a) Non-Income Producing.
(b) U.S.-dollar denominated security of foreign issuer.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

	Cost of investments	$ 348,981,247
	Gross unrealized appreciation	76,728,074
	Gross unrealized depreciation	(10,320,323)
	Net unrealized appreciation	$ 66,407,751

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra IronBridge SMID Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 98.9%
	Aerospace & Defense 2.7%
94,792	Esterline Technologies Corp. (a)	$ 4,685,569
83,741	Parker Hannifin Corp.	5,421,392
84,652	Teledyne Technologies, Inc. (a)	3,493,588
		13,600,549
	Auto Components 0.7%
175,034	Cooper Tire & Rubber Co.	3,329,147

	Apparel Retail 1.0%
138,496	The Buckle, Inc.	5,091,113

	Biotechnology 4.5%
84,506	Alexion Pharmaceuticals, Inc. (a)	4,594,591
204,159	Cepheid, Inc. (a)	3,568,699
187,297	Isis Pharmaceuticals, Inc. (a)	2,045,283
172,212	Luminex Corp. (a)	2,898,328
104,427	Onyx Pharmaceuticals, Inc. (a)	3,162,050
40,043	Techne Corp.	2,550,339
104,810	Watson Pharmaceuticals, Inc. (a)	4,377,914
		23,197,204
	Capital Markets 2.4%
51,468	Greenhill & Co., Inc.	4,225,008
208,392	Knight Capital Group, Inc. - Class A (a)	3,177,978
133,408	Waddell & Reed Financial, Inc.	4,808,024
		12,211,010
	Chemicals 7.1%
121,323	Albemarle Corp.	5,172,000
183,174	Cabot Corp.	5,568,490
178,086	Calgon Carbon Corp. (a)	3,048,832
126,850	FMC Corp.	7,679,499
96,797	Lubrizol Corp.	8,878,221
192,137	Methanex Corp. (b)	4,670,850
22,147	Minerals Technologies, Inc.	1,148,101
		36,165,993
	Commercial Banks 4.1%
145,432	Cullen/Frost Bankers, Inc.	8,115,106
272,149	Fifth Third Bancorp	3,698,505
601,974	Keycorp	4,665,299
166,213	Whitney Holding Corp.	2,292,078
108,544	Zions Bancorporation	2,368,430
		21,139,418
	Communications Equipment 2.3%
66,652	F5 Networks, Inc. (a)	4,099,764
197,696	Tekelec (a)	3,590,159
527,728	Tellabs, Inc.	3,994,901
		11,684,824
	Computers & Peripherals 0.9%
161,406	Synaptics Inc. (a)	4,456,420

	Construction & Engineering 3.1%
576,021	Louisiana-Pacific Corp. (a)	5,212,990
280,006	Quanta Services, Inc. (a)	5,364,915
104,571	URS Corp. (a)	5,187,767
		15,765,672
	Containers & Packaging 1.3%
59,658	Greif, Inc. - Class A	3,276,417
75,937	Rock-Tenn Co.	3,460,449
		6,736,866
	Diversified Consumer Services 0.7%
58,539	DeVry, Inc.	3,816,743

	Diversified Finanical Services 0.9%
162,111	GATX Corp.	4,644,480

	Electric Utilities 1.3%
125,246	ITC Holdings Corp.	6,888,530

	Electrical Equipment 2.2%
60,397	American Superconductor Corp. (a)	1,745,473
107,887	AMETEK, Inc.	4,472,995
90,343	Roper Industries, Inc.	5,225,439
		11,443,907
	Electronic Equipment & Instruments 3.8%
129,066	Amphenol Corp. - Class A	5,445,294
235,754	Avnet, Inc. (a)	7,072,620
46,315	Itron, Inc. (a)	3,361,080
128,839	Trimble Navigation Ltd. (a)	3,700,256
		19,579,250
	Energy Equipment & Services 1.8%
110,297	Helmerich & Payne, Inc.	4,200,110
163,019	Pride International, Inc. (a)	4,908,502
		9,108,612
	Food Products 3.6%
160,605	Corn Products International, Inc.	5,566,569
109,524	Flowers Foods, Inc.	2,709,624
267,617	McCormick & Co., Inc.	10,265,788
		18,541,981
	Gas Utilities 3.3%
162,450	New Jersey Resources Corp.	6,101,622
406,877	UGI Corp.	10,798,516
		16,900,138
	Health Care Equipment & Supplies 3.3%
47,772	C. R. Bard, Inc.	4,138,011
188,836	Illumina, Inc. (a)	7,345,721
214,435	PerkinElmer, Inc.	5,124,997
		16,608,729
	Health Care Providers & Services 3.6%
58,083	Cerner Corp. (a)	4,940,540
186,391	Owens & Minor, Inc.	8,646,678
143,661	Universal Health Services, Inc.	5,041,065
		18,628,283
	Hotels, Restaurants & Leisure 0.7%
87,439	WMS Industries, Inc. (a)	3,667,192

	Household Durables 1.4%
4,864	NVR, Inc.(a)	3,533,696
75,865	Tupperware Brands Corp.	3,658,210
		7,191,906
	Industrial Conglomerates 1.2%
20,390	Alleghany Corp. (a)	5,929,447

	Insurance 3.9%
195,853	American Financial Group, Inc.	5,572,018
113,921	Genworth Financial, Inc. (a)	2,089,311
18,330	Markel Corp. (a)	6,867,517
93,341	RLI Corp.	5,322,304
		19,851,150
	Internet & Catalog Retail 1.9%
65,842	Netflix, Inc. (a)	4,855,189
19,720	priceline.com, Inc. (a)	5,028,600
		9,883,789
	Internet Software & Services 0.9%
138,519	Akamai Technologies, Inc. (a)	4,350,882

	Leisure Equipment & Products 1.7%
226,279	Hasbro, Inc.	8,661,960

	Life Sciences Tools & Services 0.7%
69,950	Life Technologies Corp. (a)	3,656,286

	Machinery 2.3%
74,010	Dover Corp.	3,459,967
127,059	Harsco Corp.	4,058,264
47,874	Valmont Industries, Inc.	3,965,403
		11,483,634
	Marine 1.5%
227,505	Alexander & Baldwin, Inc.	7,519,040

	Metals & Mining 1.8%
128,912	Arch Coal, Inc.	2,945,639
256,133	GrafTech International Ltd. (a)	3,501,338
53,350	Reliance Steel & Aluminum Co.	2,626,420
		9,073,397
	Multiline Retail 1.6%
223,323	Big Lots, Inc. (a)	8,133,424

	Multi-Utilities & Unregulated Power 2.4%
134,693	Energen Corp.	6,267,265
269,435	MDU Resources Group, Inc.	5,814,407
		12,081,672
	Oil & Gas 1.9%
100,744	Cabot Oil & Gas Corp.	3,707,379
138,871	Questar Corp.	5,999,227
		9,706,606
	Paper & Forest Products 1.0%
116,327	Rayonier Inc.	5,284,736

	Real Estate 6.0%
211,073	Corporate Office Properties Trust	8,470,359
119,075	Digital Realty Trust, Inc.	6,453,865
104,790	Mid-America Apartment Communities, Inc.	5,427,074
318,198	The St. Joe Co. (a)	10,293,705
		30,645,003
	Semiconductor & Semiconductor Equipment 3.3%
155,325	Altera Corp.	3,775,951
455,142	Cypress Semiconductor Corp. (a)	5,234,133
139,837	NetLogic Microsystems, Inc. (a)	4,115,403
111,273	Varian Semiconductor Equipment Associates, Inc. (a)	3,685,362
		16,810,849
	Software 3.6%
86,734	Citrix Systems, Inc. (a)	4,117,263
142,989	Informatica Corp. (a)	3,840,684
167,998	McAfee, Inc. (a)	6,741,760
81,093	Sybase, Inc. (a)	3,780,556
		18,480,263
	Specialty Retail 1.4%
167,086	O'Reilly Automotive, Inc. (a)	6,969,157

	Textiles, Apparel & Luxury Goods 1.5%
64,426	VF Corp.	5,163,744
88,072	Wolverine World Wide, Inc.	2,568,180
		7,731,924
	Thrifts & Mortgage Finance 2.6%
470,091	Hudson City Bancorp, Inc.	6,656,489
437,847	People's United Financial, Inc.	6,847,927
		13,504,416
	Trading Companies & Distributors 1.0%
48,730	W.W. Grainger, Inc.	5,268,688

	Total Common Stocks
	(Cost $431,200,785)	505,424,290

Principal Amount		Value
	SHORT TERM INVESTMENTS 2.5%
	Commercial Paper 2.5%
$12,775,000	U.S. Bank, N.A., 0.000%, 04/01/2010	$ 12,775,000

	Total Short-Term Investments
	(Cost $12,775,000)	12,775,000

	Total Investments 101.4%
	(Cost $443,975,785)	518,199,290

	Liabilities in Excess of Other Assets (1.4)%	(7,355,382)

	TOTAL NET ASSETS 100.0%	$ 510,843,908

(a) Non-Income Producing.
(b) U.S.-dollar denominated security of foreign issuer.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

	Cost of investments	$ 443,975,785
	Gross unrealized appreciation	82,722,349
	Gross unrealized depreciation	(8,498,844)
	Net unrealized appreciation	$ 74,223,505

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra IronBridge Global Focus Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 98.7%
	Australia 1.2%
22,380	Westpac Banking Corp.	$ 571,750

	Canada 9.9%
19,578	Barrick Gold Corp.	750,621
27,296	Brookfield Asset Management, Inc.	693,864
9,857	Canadian Natural Resources Ltd.	729,812
11,141	Petrobank Energy & Resources Ltd. (a)	610,114
20,504	Teck Resources Ltd.	893,322
13,528	TD Bank Financial Group	1,008,290
		4,686,023
	Finland 1.6%
29,271	Sampo Oyj	776,469

	France 3.0%
9,320	Compagnie Generale des Etablissements Michelin - Class B	686,808
23,260	Legrand SA	734,828
		1,421,636
	Germany 3.7%
15,260	Bayer AG	1,032,200
19,199	E.ON AG	708,832
		1,741,032
	Hong Kong 1.8%
207,100	Hang Lung Properties Ltd.	834,882

	Ireland 2.0%
38,421	CRH PLC	958,994

	Japan 10.2%
19,820	Canon, Inc.	917,966
16,460	Mitsui Sumitomo Insurance Group	456,880
30,900	Seven & I Holdings Co. Ltd.	746,637
14,300	Shin-Etsu Chemical Co. Ltd.	830,559
17,500	Softbank Corp.	431,089
23,000	Sony Corp.	880,736
24,500	Suzuki Motor Corp.	540,630
		4,804,497
	Netherlands 1.1%
7,673	Fugro N.V	501,494

	Spain 0.9%
33,200	Banco Santander SA	441,244

	Sweden 1.4%
22,260	Svenska Handelsbanken AB	652,330

	Switzerland 7.7%
7,522	Lonza Group AG	613,517
35,126	Nestle SA	1,798,941
5,259	Roche Holding AG	852,892
24,413	Weatherford International Ltd. (a)	387,190
		3,652,540
	United Kingdom 6.8%
23,991	BHP Billiton PLC	822,781
22,099	Standard Chartered PLC	602,795
159,443	Tesco PLC	1,053,589
24,685	Unilever PLC	724,840
		3,204,005
	United States 47.4%
26,665	AT&T, Inc.	689,024
12,910	BB&T Corp.	418,155
21,573	Becton, Dickinson & Co.	1,698,442
12,260	Berkshire Hathaway, Inc. (a)	996,370
21,790	Best Buy Co., Inc.	926,947
11,630	Costco Wholesale Corp.	694,427
28,860	eBay, Inc. (a)	777,777
9,677	Exelon Corp.	423,949
16,700	Exxon Mobil Corp.	1,118,566
3,507	The Goldman Sachs Group, Inc.	598,399
1,299	Google, Inc. (a)	736,546
7,224	International Business Machines Corp.	926,478
15,505	Johnson & Johnson	1,010,926
20,792	JPMorgan Chase & Co.	930,442
5,097	Monsanto Co.	364,028
10,119	National Oilwell Varco, Inc.	410,629
14,530	Northern Trust Corp.	802,928
20,791	Occidental Petroleum Corp.	1,757,671
35,713	Oracle Corp.	917,467
15,470	Ross Stores, Inc.	827,181
20,571	Union Pacific Corp.	1,507,854
19,996	United Technologies Corp.	1,471,906
25,810	W.R. Berkley Corp.	673,383
8,688	W.W. Grainger, Inc.	939,347
22,245	Walgreen Co.	825,067
		22,443,909
	Total Common Stocks
	(Cost $44,256,079)	46,690,805

Principal Amount		Value
	SHORT TERM INVESTMENTS 1.3%
	Commercial Paper 1.3%
$617,000	U.S. Bank, N.A., 0.000%, 04/01/2010	$ 617,000

	Total Short-Term Investments
	(Cost $617,000)	617,000

	Total Investments 100.0%
	(Cost $44,873,079)	47,307,805

	Other Assets in Excess of Liabilities 0.0%	9,040

	TOTAL NET ASSETS 100.0%	$ 47,316,845

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

	Cost of investments	$ 44,873,079
	Gross unrealized appreciation	3,482,643
	Gross unrealized depreciation	(1,047,917)
	Net unrealized appreciation	$ 2,434,726

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra Mastholm International Equity Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Number of Shares			Value
		COMMON STOCKS 94.9%
		Australia 3.1%
252,500		Incitec Pivot Ltd.	$ 804,022
164,400		Oil Search Ltd.	899,136
17,200		QBE Insurance Group Ltd.	328,772
			2,031,930
		Belgium 1.5%
19,200		Anheuser-Busch InBev NV	967,157

		Brazil 1.0%
24,300		Hypermarcas SA (a)	296,516
7,700		Petroleo Brasileiro SA - ADR	342,573
			639,089
		Canada 3.6%
13,200		Niko Resources Ltd.	1,407,922
20,800		Open Text Corp. (a)	987,376
			2,395,298
		China 1.6%
19,000		Ctrip.com International Ltd. - ADR	744,800
8,000		Sina Corp. (a)	301,520
			1,046,320
		Denmark 0.4%
14,700		H. Lundbeck A/S	277,102

		France 6.5%
20,197		BNP Paribas	1,551,097
12,700		EDF SA	692,996
142,200		Natixis	767,294
36,100		Valeo SA	1,288,450
			4,299,837
		Germany 9.6%
12,500		Adidas AG	668,575
25,500		Aixtron AG	917,012
6,700		Allianz SE	840,057
9,097		Bayer AG	615,330
19,800		Fresenius Medical Care AG	1,494,935
8,700		HeidelbergCement AG	485,305
44,100		Kloeckner & Co. SE	1,303,558
			6,324,772
		Hong Kong 1.6%
39,000		ASM Pacific Technology Ltd.	369,444
994,000		SJM Holdings Ltd.	656,756
			1,026,200
		Japan 17.8%
21,300		Canon, Inc.	986,512
17,500		Eisai Co. Ltd.	624,276
9,800		Fanuc Ltd.	1,039,848
17,100		Honda Motor Co. Ltd.	603,594
5,500		Keyence Corp.	1,314,258
47,200		Komatsu Ltd.	989,539
39,900		Mitsubishi Corp.	1,045,620
129,500		Mitsubishi Tokyo Financial Group, Inc.	678,736
42,900		Nikon Corp.	936,559
0		Nitori Co. Ltd.	10
15,500		ORIX Corp.	1,374,425
1,031		Rakuten, Inc.	745,487
48,400		Sega Sammy Holdings, Inc.	586,039
12,300		Tokyo Electron Ltd.	815,702
			11,740,605
		Netherlands 5.9%
11,400		ArcelorMittal	500,265
21,953		ASML Holding NV	784,565
58,500		Koninklijke Philips Electronics NV	1,875,780
23,500		TNT NV	673,850
			3,834,460
		Norway 4.9%
65,800		Seadrill Ltd.	1,533,400
214,600		Storebrand ASA	1,696,738
			3,230,138
		South Korea 6.6%
14,000		Hyundai Motor Co.	1,429,140
17,400		Korean Air Lines Co., Ltd.	1,022,670
10,211		Samsung Electronics Co., Ltd. - ADR GDR	1,918,105
			4,369,915
		Spain 2.0%
65,400		Gestevision Telecinco SA	1,026,430
4,900		Inditex SA	323,002
			1,349,432
		Sweden 1.0%
11,500		Modern Times Group AB	668,919

		Switzerland 13.1%
29,200		Adecco SA	1,657,454
144,400		Clariant AG	1,836,498
33,548		Credit Suisse Group AG	1,729,262
0		Holcim Ltd.	13
25,700		Nestle SA	1,316,199
6,800		Roche Holdings AG	1,102,807
7,800		Sonova Holding AG	969,082
			8,611,315
		Taiwan 0.7%
45,000		Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	472,050

		United Kingdom 14.0%
91,500		Barclays PLC	500,280
41,320		BG Group PLC	715,127
146,000		Electrocomponents PLC	487,420
51,716		Imperial Tobacco Group PLC	1,577,425
271,700		Kingfisher PLC	883,980
11,928		Rio Tinto PLC (a)	706,833
11,964		Unilever PLC	351,306
510,655		Vodafone Group PLC	1,177,874
98,500		WPP PLC	1,020,904
91,700		Xstrata PLC	1,737,343
			9,158,492
		Total Common Stocks
		(Cost $55,087,832)	62,443,031

		SHORT-TERM INVESTMENTS 3.9%
		Investment Company 3.9%
2,562,927		Fidelity Institutional Money Market Portfolio	2,562,927

		Total Short-Term Investments
		(Cost $2,562,927)	2,562,927

		Total Investments 98.8%
		(Cost $57,650,759)	65,005,958

		Other Assets in Excess of Liabilities 1.2%	811,471

		TOTAL NET ASSETS 100.0%	$ 65,817,429

	(a)	Non-Income Producing.
	ADR	American Depositary Receipt.
	GDR	Global Depositary Receipt.

		The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

		Cost of investments	$ 57,650,759
		Gross unrealized appreciation	7,829,997
		Gross unrealized depreciation	(474,798)
		Net unrealized appreciation	$ 7,355,199

		*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
		For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
		section in the Fund's most recent semi-annual or annual report.

Frontegra Netols Small Cap Value Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 97.5%
	Advertising 0.7%
35,406	Arbitron, Inc.	$ 943,924

	Aerospace & Defense 1.1%
20,526	American Science & Engineering, Inc.	1,537,808

	Apparel & Accessories 3.0%
87,523	Carter's, Inc. (a)	2,638,818
54,407	Under Armour, Inc. (a)	1,600,110
		4,238,928
	Application Software 1.7%
95,296	Fair Isaac Corp.	2,414,801

	Auto Parts & Equipment 2.7%
143,011	Modine Manufacturing Co. (a)	1,607,443
98,646	Tenneco, Inc. (a)	2,332,978
		3,940,421
	Building Materials 0.8%
93,747	Gibraltar Industries, Inc. (a)	1,182,150

	Chemicals - Commodity 1.5%
180,149	Spartech Corp. (a)	2,107,743

	Communications Equipment Manufacturing 0.9%
199,877	Harmonic, Inc. (a)	1,261,224

	Construction & Engineering 1.1%
74,377	Tutor Perini Corp. (a)	1,617,700

	Diversified Metals & Mining 2.4%
42,605	Compass Minerals International, Inc.	3,418,199

	Educational Services 1.4%
116,127	Corinthian Colleges, Inc. (a)	2,042,674

	Food Distributors 1.6%
82,950	United Natural Foods, Inc. (a)	2,333,383

	Health Care - Distributors 2.1%
130,591	PSS World Medical, Inc. (a)	3,070,194

	Health Care - Facility 2.2%
27,331	LifePoint Hospitals, Inc. (a)	1,005,234
123,862	Sunrise Senior Living, Inc. (a)	634,174
89,851	U.S. Physical Therapy, Inc. (a)	1,563,407
		3,202,815
	Health Care - Managed Care 1.3%
43,418	Magellan Health Services, Inc. (a)	1,887,815

	Health Care - Services 2.8%
76,211	Gentiva Health Services, Inc. (a)	2,155,247
65,811	Rehabcare Group, Inc. (a)	1,794,666
		3,949,913
	Health Care - Supplies 4.8%
32,381	Haemonetics Corp. (a)	1,850,574
24,456	ICU Medical, Inc. (a)	842,509
101,983	Medical Action Industries, Inc. (a)	1,251,331
189,374	Merit Medical Systems, Inc. (a)	2,887,954
		6,832,368
	Industrial REITS 0.7%
126,194	First Industrial Realty Trust, Inc. (a)	979,266

	Insurance - Property/Casualty 1.4%
46,220	Hanover Insurance Group Inc.	2,015,654

	Investment Bank & Brokerage 0.9%
16,021	Greenhill & Co., Inc.	1,315,164

	IT Consulting & Services 3.4%
49,379	CACI International Inc. - Class A (a)	2,412,164
48,924	ManTech International Corp. - Class A (a)	2,388,959
		4,801,123
	Machinery - Construction / Farm 2.5%
169,884	Titan International, Inc.	1,483,087
48,240	Westinghouse Air Brake Technologies Corp.	2,031,869
		3,514,956
	Machinery - Industrial 6.1%
45,995	Gardner Denver, Inc.	2,025,620
47,957	IDEX Corp.	1,587,377
47,718	Kaydon Corp.	1,794,197
23,807	Nordson Corp.	1,616,971
73,513	Robbins & Myers, Inc.	1,751,079
		8,775,244
	Marine 1.4%
59,276	Alexander & Baldwin, Inc.	1,959,072

	Movies and Entertainment 1.4%
49,747	DreamWorks Animation SKG, Inc. (a)	1,959,534

	Oil & Gas - Equipment/Services 2.7%
299,838	ION Geophysical Corp. (a)	1,475,203
157,660	North American Energy Partners (a)(b)	1,511,959
45,252	Superior Energy Services, Inc. (a)	951,197
		3,938,359

	Oil & Gas - Exploration/Products 4.4%
97,131	Forest Oil Corp. (a)	2,507,923
46,385	Whiting Petroleum Corp. (a)	3,749,763
		6,257,686
	Oil & Gas - Storage 1.3%
267,004	General Maritime Corp. (b)	1,919,759

	Packaged Foods/Meats 3.7%
82,194	Lance, Inc.	1,901,147
78,536	TreeHouse Foods, Inc. (a)	3,445,375
		5,346,522
	Railroads 3.1%
56,143	Genesee & Wyoming, Inc. (a)	1,915,599
70,319	Kansas City Southern (a)	2,543,438
		4,459,037
	Regional Banks 9.2%
38,676	Bank of Hawaii Corp.	1,738,486
43,117	Community Bank System, Inc.	982,205
132,315	First Midwest Bancorp, Inc.	1,792,868
125,109	Glacier Bancorp, Inc.	1,905,410
174,450	Old National Bancorp	2,084,678
48,593	Prosperity Bancshares, Inc.	1,992,313
46,614	Westamerica Bancorporation	2,687,297
		13,183,257
	Residential REITS 3.6%
46,676	Mid-America Apartment Communities, Inc.	2,417,350
109,779	Sun Communities, Inc.	2,766,431
		5,183,781
	Restaurants 2.9%
120,346	Dominos Pizza, Inc. (a)	1,641,520
93,669	The Cheesecake Factory, Inc. (a)	2,534,683
		4,176,203
	Retail - Apparel 2.0%
137,861	AnnTaylor Stores Corp. (a)	2,853,723

	Retail - Catalog 1.2%
58,181	HSN, Inc. (a)	1,712,849

	Retail REITS 1.1%
200,653	Cedar Shopping Centers, Inc.	1,587,165

	Semiconductor Equipment 2.7%
118,302	Advanced Energy Industries, Inc. (a)	1,959,081
381,067	Entegris, Inc. (a)	1,920,578
		3,879,659
	Semiconductors 1.7%
226,898	Fairchild Semiconductor International, Inc. (a)	2,416,464

	Services - Environmental 1.5%
139,782	EnergySolutions, Inc.	898,798
15,891	Fuel Tech, Inc. (a)	127,446
46,854	Tetra Tech, Inc. (a)	1,079,516
		2,105,760
	Specialty Stores 1.6%
38,858	Tractor Supply Co.	2,255,707

	Steel 2.2%
67,336	Carpenter Technology Corp.	2,464,498
49,900	Commercial Metals Co.	751,494
		3,215,992
	Technology Distributions 0.1%
28,728	GTSI Corp. (a)	159,440

	Thrifts & Mortgage Finance 2.6%
135,170	Astoria Financial Corp.	1,959,965
164,775	MGIC Investment Corp. (a)	1,807,582
		3,767,547

	Total Common Stocks
	(Cost $121,602,093)	139,720,983

	SHORT TERM INVESTMENTS 2.6%
	Investment Company 2.6%
3,789,863	Fidelity Money Market Portfolio	3,789,863

	Total Short Term Investments
	(Cost $3,789,863)	3,789,863

	Total Investments 100.1%
	(Cost $125,391,956)	143,510,846

	Liabilities in Excess of Other Assets (0.1)%	(211,248)

	TOTAL NET ASSETS 100.0%	$ 143,299,598

	(a) Non-Income Producing
	(b) U.S. Dollar denominated security of foreign issuer.

	The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

	Cost of investments	$ 125,391,956
	Gross unrealized appreciation	20,112,455
	Gross unrealized depreciation	(1,993,565)
	Net unrealized appreciation	$ 18,118,890

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Investment Valuation – Debt securities (other than short-term instruments) are valued by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities, such as term loans, when not priced by an independent pricing service, are priced by an independent dealer based on the current closing bid price. Credit default swaps are valued by a third party pricing service. Equity securities for which market quotations are readily available are valued at the last trade price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent bid price. Equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Shares of underlying mutual funds are valued at their respective NAVs.  Most securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors. The Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Frontegra IronBridge Global Focus and Mastholm International Equity Funds. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates market value. Securities maturing within 60 days or less when purchased are valued by the amortized cost method. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by Reams, IronBridge, Mastholm and Netols pursuant to guidelines established by the Board of Directors.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2010:

Columbus Core Plus Fund
	Level 1	Level 2	Level 3	Total

Equity
Preferred Stock	$ 394,712	$ -	$ -	$ 394,712
Total Equity	394,712	-	-	394,712

Fixed Income
Asset Backed Securities	$ -	$ 51,280,881	$ -	$ 51,280,881
Mortgage Backed Securities	-	88,516,721	-	88,516,721
U.S. Treasury Obligations	-	185,604,145	-	185,604,145
Corporate Bonds	-	92,682,977	-	92,682,977
Institutional Term Loans	-	44,642	-	44,642
Total Fixed Income	-	418,129,366	-	418,129,366

Short-Term Investments		$ 27,950,944		$ 27,950,944
Total Investments in Securities	$ 394,712	$ 446,080,310	$ -	$ 446,475,022
Other Financial instruments*	$ (5,103)	$ -	$ -	$ (5,103)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options.  Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Columbus Core Fund
	Level 1	Level 2	Level 3	Total

Fixed Income
Asset Backed Securities	$ -	$ 7,195,393	$ -	$ 7,195,393
Mortgage Backed Securities	-	12,592,110	-	12,592,110
U.S. Treasury Obligations	-	22,665,455	-	22,665,455
Corporate Bonds	-	12,334,464	-	12,334,464
Total Fixed Income	-	54,787,422	-	54,787,422

Short-Term Investments		$ 4,430,000		4,430,000
Total Investments in Securities	$ -	$ 59,217,422	$ -	$ 59,217,422

IronBridge Small Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$ 383,048,092	$ -	$ -	$ 383,048,092
Real Estate Investment Trusts	21,031,658	-	-	21,031,658
Exchange Traded Funds	2,114,248	-	-	2,114,248
Total Equity	406,193,998	-	-	406,193,998

Short-Term Investments	-	9,195,000	-	9,195,000
Total Investments in Securities	$ 406,193,998	$ 9,195,000	$ -	$ 415,388,998

IronBridge SMID Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$ 485,072,992	$ -	$ -	$ 485,072,992
Real Estate Investment Trusts	20,351,298	-	-	20,351,298
Total Equity	505,424,290	-	-	505,424,290

Short-Term Investments	-	12,775,000	-	12,775,000
Total Investments in Securities	$ 505,424,290	$ 12,775,000	$ -	$ 518,199,290

IronBridge Global Focus
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$ 46,690,805	$ -	$ -	$ 46,690,805
Total Equity	46,690,805	-	-	46,690,805

Short-Term Investments	-	617,000	-	617,000
Total Investments in Securities	$ 46,690,805	$ 617,000	$ -	$ 47,307,805

Transfers into Level 1	$ 21,685,409
Transfers out of Level 1	$ -
Net transfers in and/or out of Level 1*	$ 21,685,409

Transfers into Level 2	$ -
Transfers out of Level 2	$ (21,685,409)
Net transfers in and/or out of Level 2*	$ (21,685,409)

*Assets were transferred from Level 2 to Level 1 because on March 31, 2010, the Company's threshold for fair value pricing was not exceeded and therefore the statistical fair value pricing model was not used to value the Fund's portfolio.  Instead, actual market prices were used at March 31, 2010.

Mastholm International Equity
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$ 62,443,031	$ -	$ -	$ 62,443,031
Total Equity	62,443,031	-	-	62,443,031

Short-Term Investments	2,562,927	-	-	2,562,927
Total Investments in Securities	$ 65,005,958	$ -	$ -	$ 65,005,958

Transfers into Level 1	$ 59,913,667
Transfers out of Level 1	$ -
Net transfers in and/or out of Level 1*	$ 59,913,667

Transfers into Level 2	$ -
Transfers out of Level 2	$ (59,913,667)
Net transfers in and/or out of Level 2*	$ (59,913,667)

*Assets were transferred from Level 2 to Level 1 because on March 31, 2010, the Company's threshold for fair value pricing was not exceeded and therefore the statistical fair value pricing model was not used to value the Fund's portfolio.  Instead, actual market prices were used at March 31, 2010.

Netols Small Cap Value
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$ 131,970,771	$ -	$ -	$ 131,970,771
Real Estate Investment Trusts	7,750,212	-	-	7,750,212
Total Equity	139,720,983	-	-	139,720,983

Short-Term Investments	3,789,863	-	-	3,789,863
Total Investments in Securities	$ 143,510,846	$ -	$ -	$ 143,510,846

The Frontegra Columbus Core Plus Fund is party to financial instruments with off-balance sheet risk, primarily forward contracts, in order to hedge the impact of adverse changes in the relationships between the U.S. dollar and various foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks also arise from the possible inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such currencies.

A forward contract is an agreement between two parties to exchange different currencies at a specified rate at an agreed upon future date. Forward contracts are reported in the financial statements as unrealized gain (loss) as measured by the difference between the forward exchange rate at the reporting date and the forward exchange rate on the date that a Fund entered into the contract. At March 31, 2010, the Frontegra Columbus Core Plus Fund had entered into strategic forward currency contracts that obligated the Fund to deliver and receive specified amounts of currencies at a specified future date. The terms of the open contracts are as follows:

						Asset Derivatives	Liability Derivatives
		Currency to	U.S. $ Value at	Currency to	U.S. $ Value at	Unrealized	Unrealized
Settlement Date		be Delivered	March 31, 2010	be Received	March 31, 2010	Appreciation	Depreciation
6/22/2010	4,321,213	Australian Dollar	$ 3,778,037	U.S. Dollar	$ 3,927,818	$ -	$ (149,780)
6/22/2010	2,667,818	Euro Currency	3,832,124	U.S. Dollar	3,603,456	228,668	-
6/22/2010	2,366,775	British Pound	3,765,788	U.S. Dollar	3,589,744	176,044	-
6/22/2010	4,321,213	Australian Dollar	3,764,208	U.S. Dollar	3,927,818	163,609	-
6/22/2010	2,667,818	Euro Currency	3,811,779	U.S. Dollar	3,603,456	-	(208,323)
6/22/2010	2,366,775	British Pound	3,805,065	U.S. Dollar	3,589,744	-	(215,320)
			$ 22,757,002		$ 22,242,035	$ 568,321	$ (573,424)

The Frontegra Columbus Core Plus Fund had net unrealized depreciation on forward currency contracts of $(5,103) as of March 31, 2010.

The Frontegra Columbus Core Fund, Frontegra IronBridge Small Cap Fund, Frontegra IronBridge SMID Fund, Frontegra IronBridge Global Focus Fund, Frontegra Mastholm International Equity Fund, and Frontegra Netols Small Cap Value Fund held no forward contracts at March 31, 2010.

Tax Disclosure – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the current fiscal year, the fiscal year ended June 30, 2010, or for any other tax years which are open for exam. As of March 31, 2010, open tax years include the tax years ended June 30, 2007 through 2009 and the current fiscal year. With respect to the Frontegra IronBridge Global Focus Fund, only the period from the Fund’s inception on September 18, 2009 through the date of this report is open for examination.  The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change during the remainder of the fiscal year. A Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations of its financial statements.  During the period, the Funds did not incur any interest or penalties.

The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At June 30, 2009, the Funds’ most recent fiscal year end, the capital loss carryover’s were as follows:

Date of	Columbus Core Plus	Columbus Core	IronBridge Small Cap	IronBridge SMID	Mastholm International Equity	Netols Small Cap Value
Expiration
2015	$––	$452,904	$––	$––	$––	$––
2016	––	––	––	––	––	119,331
2017	––	––	9,341,207	7,523,419	18,645,962	351,558
Total	$––	$452,904	$9,341,207	$7,523,419	$18,645,962	$470,889

** The IronBridge Global Focus Fund commenced operations on September 18, 2009.  Because the Fund has not had a fiscal year-end, it does not have any capital loss carryover as March 31, 2010.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontegra Funds, Inc.

By  /s/ William D. Forsyth III
             William D. Forsyth III, President and Secretary
              (Principal Executive Officer)

Date      May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ William D. Forsyth III
             William D. Forsyth III, President and Secretary
              (Principal Executive Officer)

Date      May 21, 2010

By /s/ Elyce D. Dilworth
            Elyce D. Dilworth, Treasurer and Assistant Secretary
(Principal Financial Officer)

Date     May 21, 2010